SHARE-BASED COMPENSATION (Summary of Information with respect to Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Options outstanding
Number of options outstanding (in shares)	22,023,269
Weighted-Average Remaining Contractual life	5 years 4 months 20 days
Weighted-average exercise price (in dollars per share)	$ 0.59
Intrinsic value at the end of the period (in dollars)	$ 22,969
Options exercisable
Number of options exercisable (in shares)	15,067,137
Weighted-average remaining contractual life	4 years 1 month 13 days
Weighted-average exercise price (in dollars per share)	$ 0.50
Intrinsic value at the end of the period (in dollars)	$ 17,100
0.00-0.38 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 0.0001
Exercise prices, high end of range (in dollars per share)	$ 0.38
Options outstanding
Number of options outstanding (in shares)	16,395,343
Weighted-Average Remaining Contractual life	5 years 1 month 20 days
Weighted-average exercise price (in dollars per share)	$ 0.17
Options exercisable
Number of options exercisable (in shares)	12,457,211
Weighted-average remaining contractual life	4 years 6 months 11 days
Weighted-average exercise price (in dollars per share)	$ 0.16
0.40-0.63 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 0.40
Exercise prices, high end of range (in dollars per share)	$ 0.63
Options outstanding
Number of options outstanding (in shares)	156,000
Weighted-Average Remaining Contractual life	7 years 5 months 19 days
Weighted-average exercise price (in dollars per share)	$ 0.48
Options exercisable
Number of options exercisable (in shares)	53,600
Weighted-average remaining contractual life	4 years 7 months 24 days
Weighted-average exercise price (in dollars per share)	$ 0.47
0.68-0.97 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 0.68
Exercise prices, high end of range (in dollars per share)	$ 0.97
Options outstanding
Number of options outstanding (in shares)	1,395,556
Weighted-Average Remaining Contractual life	7 years 4 months 13 days
Weighted-average exercise price (in dollars per share)	$ 0.85
Options exercisable
Number of options exercisable (in shares)	489,556
Weighted-average remaining contractual life	4 years 4 months 20 days
Weighted-average exercise price (in dollars per share)	$ 0.81
1.00-1.39 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 1.00
Exercise prices, high end of range (in dollars per share)	$ 1.39
Options outstanding
Number of options outstanding (in shares)	351,570
Weighted-Average Remaining Contractual life	3 years 2 months 1 day
Weighted-average exercise price (in dollars per share)	$ 1.22
Options exercisable
Number of options exercisable (in shares)	341,970
Weighted-average remaining contractual life	3 years 1 month 10 days
Weighted-average exercise price (in dollars per share)	$ 1.23
1.47-1.60 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 1.47
Exercise prices, high end of range (in dollars per share)	$ 1.60
Options outstanding
Number of options outstanding (in shares)	63,100
Weighted-Average Remaining Contractual life	2 years 3 months 18 days
Weighted-average exercise price (in dollars per share)	$ 1.57
Options exercisable
Number of options exercisable (in shares)	63,100
Weighted-average remaining contractual life	2 years 3 months 18 days
Weighted-average exercise price (in dollars per share)	$ 1.57
1.73-2.10 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 1.73
Exercise prices, high end of range (in dollars per share)	$ 2.10
Options outstanding
Number of options outstanding (in shares)	2,207,200
Weighted-Average Remaining Contractual life	8 years 11 months 1 day
Weighted-average exercise price (in dollars per share)	$ 1.93
Options exercisable
Number of options exercisable (in shares)	207,200
Weighted-average remaining contractual life	5 months 19 days
Weighted-average exercise price (in dollars per share)	$ 1.96
2.27-2.59 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 2.27
Exercise prices, high end of range (in dollars per share)	$ 2.59
Options outstanding
Number of options outstanding (in shares)	623,000
Weighted-Average Remaining Contractual life	1 year 5 months 23 days
Weighted-average exercise price (in dollars per share)	$ 2.50
Options exercisable
Number of options exercisable (in shares)	623,000
Weighted-average remaining contractual life	1 year 5 months 23 days
Weighted-average exercise price (in dollars per share)	$ 2.50
2.75-2.82 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 2.75
Exercise prices, high end of range (in dollars per share)	$ 2.82
Options outstanding
Number of options outstanding (in shares)	506,500
Weighted-Average Remaining Contractual life	1 year 2 months 12 days
Weighted-average exercise price (in dollars per share)	$ 2.81
Options exercisable
Number of options exercisable (in shares)	506,500
Weighted-average remaining contractual life	1 year 2 months 12 days
Weighted-average exercise price (in dollars per share)	$ 2.81
3.00-3.37 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 3.00
Exercise prices, high end of range (in dollars per share)	$ 3.37
Options outstanding
Number of options outstanding (in shares)	185,000
Weighted-Average Remaining Contractual life	1 year 4 months 17 days
Weighted-average exercise price (in dollars per share)	$ 3.14
Options exercisable
Number of options exercisable (in shares)	185,000
Weighted-average remaining contractual life	1 year 4 months 17 days
Weighted-average exercise price (in dollars per share)	$ 3.14
4.22-4.55 [Member]
Information with respect to options outstanding [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 4.22
Exercise prices, high end of range (in dollars per share)	$ 4.55
Options outstanding
Number of options outstanding (in shares)	140,000
Weighted-Average Remaining Contractual life	1 year 3 months 14 days
Weighted-average exercise price (in dollars per share)	$ 4.46
Options exercisable
Number of options exercisable (in shares)	140,000
Weighted-average remaining contractual life	1 year 3 months 14 days
Weighted-average exercise price (in dollars per share)	$ 4.46